Document and Entity Information	Sep. 28, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 28, 2021
Entity Registrant Name	CBRE ACQUISITION HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39798
Entity Tax Identification Number	85-3448396
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1250
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	979-6100
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001828723
Class A Common Stock included as partof the SAIL SM securities [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock included as part of the SAILSM securities
Trading Symbol	CBAH
Security Exchange Name	NYSE
Warrants included as part of theSAIL SM securities, each whole warrantexercisable for one share of Class ACommon Stock at an exercise price of$11.00 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants included as part of the SAILSM securities, each whole warrant exercisable for one share of Class A Common Stock
Trading Symbol	CBAH WS
Security Exchange Name	NYSE
SAIL SM (Stakeholder Aligned Initial Listing) securities, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-fourth of one redeemable warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	SAIL SM (Stakeholder Aligned Initial Listing) securities, each consisting of one share of Class A Common Stock, $0.0001 par value
Trading Symbol	CBAH.U
Security Exchange Name	NYSE